Feb. 12, 2018
VALUE LINE INCOME & GROWTH FUND INC
Value Line Income and Growth Fund, Inc.

Value Line Income and Growth Fund, Inc.

Supplement dated February 12, 2018 to

Prospectus dated January 1, 2018

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and any existing supplements thereto.

The following changes apply to the Value Line Income and Growth Fund, Inc. (your “Fund”) effective on or about February 12, 2018:

1.       Name Change. Your Fund has changed its name to “Value Line Capital Appreciation Fund, Inc.” The reason for this name change is to better reflect the equity allocation of your Fund and be more descriptive of its investment strategy.

2.       Investment Objective. In connection with the change in your Fund’s name, your Fund’s current investment objective of “income, as high and dependable as is consistent with reasonable risk and capital growth to increase total return” is being amended. To implement this change, the following replaces the first sentence on pages 9 and 29 under the captions “Investment Objective”:

The Fund seeks capital appreciation and income consistent with its asset allocation. The Fund allocates its assets amongst equity securities, fixed income securities and money market instruments.

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This will not result in any change to the Fund’s strategy.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE